Taxes	6 Months Ended
Jan. 31, 2026
Taxes [Abstract]
TAXES

NOTE 12 – TAXES

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company and ATIF Investment are not subject to tax on income or capital gains in the British Virgin Islands. Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

USA

For the US jurisdiction, ATIF Inc., ATIF BD, ATIF BC and ATIF BM are subject to federal and state income taxes on its business operations. The federal tax rate is 21% and state tax rate is 8.84%. The Company also evaluated the impact from the recent tax reforms in the United States, including the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and Health and Economic Recovery Omnibus Emergency Solutions Act (“HERO Act”), which both were passed in 2020, no material impact on the Company is expected based on the analysis. The Company will continue to monitor the potential impact going forward.

For the six months ended January 31, 2026 and 2025, the Company did not incur income tax expenses.

The reconciliation of the income tax benefits at statutory federal rate to the Company’s effective income tax benefit is presented as following:

	For the six months ended January 31,
	2026		2025
	USD	%	USD	%
Income tax benefits at the Statutory federal rate	(58,887)	21.0%	(476,812)	21.0%
Income tax benefits at the State tax rate, net of statutory federal effect	(24,789)	8.8%	(200,715)	8.8%
Effects of tax rates in foreign jurisdictions	174,439	(62.2)%	212,143	(9.3)%
Nondeductible expenses	25,261	(9.0)%	310,608	(13.7)%
Utilization of net operation losses brought forward	(116,024)	41.4%	154,776	(6.8)%
Changes in valuation allowance	-	-	-	-

Total income tax expense	-	-	-	-

Deferred tax assets and liabilities

The Company’s deferred tax assets and liabilities are comprised of the following:

	January 31,	July 31,
	2026	2025

Net operating losses	$548,489	$664,513
Operating lease	-	-
Property, equipment and others	-	-

Gross deferred tax assets	548,489	664,513

Operating lease	-	-
Property, equipment and others	-	-

Gross deferred tax liabilities	-	-
Gross deferred tax assets, net of gross deferred tax liabilities	548,489	664,513
Less: valuation allowance	(548,489)	(664,513)
Deferred tax assets, net of valuation allowance	$-	$-

The Company follows ASC 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company’s deferred tax assets primarily derived from the net operating loss (“NOL”). The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion or all of the deferred tax assets will not be realized. The Company considers many factors when assessing the likelihood of future realization of the deferred tax assets, including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes, and other relevant factors. As of January 31, 2026 and July 31, 2025, management believes that the realization of the deferred tax assets appears to be uncertain and may not be realizable in the near future. Therefore, a 100% valuation allowance has been provided against the deferred tax assets.

Uncertain tax positions

The Company accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Interest and penalties related to uncertain tax positions are recognized and recorded as necessary in the provision for income taxes. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. There were no uncertain tax positions as of January 31, 2026 and July 31, 2025 and the Company does not believe that its unrecognized tax benefits will change over the next twelve months.